                              UAM Funds
                              Funds for the Informed Investorsm

C&B Equity Portfolio

for Taxable Investors

                                                                   [LOGO OF UAM]

UAM FUNDS                                                  C&B EQUITY PORTFOLIO
                                                           FOR TAXABLE INVESTORS

                                                           October 31, 1999
-------------------------------------------------------------------------------
                               TABLE OF CONTENTS
-------------------------------------------------------------------------------

Shareholders' Letter ....................................................     1

Portfolio of Investments ................................................     4

Statement of Assets and Liabilities .....................................     7

Statement of Operations .................................................     8

Statement of Changes in Net Assets ......................................     9

Financial Highlights ....................................................    10

Notes to Financial Statements ...........................................    11

Report of Independent Accountants .......................................    15

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

UAM FUNDS                                                  C&B EQUITY PORTFOLIO
                                                           FOR TAXABLE INVESTORS

-------------------------------------------------------------------------------

November 9, 1999

Dear Shareholders:

The following report provides a detailed description of the securities held and statement of operations for the C & B Equity Portfolio for Taxable Investors for the twelve month period ended October 31, 1999.

For this period, the C & B Equity Portfolio for Taxable Investors underperformed its benchmark index, the S&P 500. Over this period, the C & B Equity Portfolio for Taxable Investors increased by 6.23% versus the S&P 500's 25.66% return. Given Cooke & Bieler's "high quality, low risk" approach, these results are not out of line with the expectations of the Cooke & Bieler style nor inconsistent with the firm's philosophy. In fact, our results are competitive with other firms who share a similar, conservative style.

As of October 31, 1999, common stocks represented 97% of the portfolio of investments, with cash reserves being 3%.

The period ended October 31, 1999 was particularly difficult for Cooke & Bieler's "relative value" style since the S&P 500 Index's performance was dominated by growth stocks, particularly the technology sector. Cooke & Bieler has been cautious with technology stocks due to the high risk, extended valuations in this category.

Cooke & Bieler continues to employ an investment process that we believe is designed to produce above average, after tax, long-term results, with particularly strong relative results in flat and down markets. The strong fundamental characteristics of companies held in the C & B Equity Portfolio for Taxable Investors should provide this downside protection. These high quality characteristics, as compared to the S&P 500, include (1) balance sheet strength measured by a relatively low debt to capital ratio, (2) high levels of return on equity and return on capital, (3) consistent growth in earnings and dividends, and (4) use of excess cash flow to repurchase stock.

Sincerely,

/s/ Samuel H. Ballam, III

Samuel H. Ballam, III

UAM FUNDS                                                  C&B EQUITY PORTFOLIO
                                                           FOR TAXABLE INVESTORS

-------------------------------------------------------------------------------

The investment results presented in this report represent past performance and should not be construed as a guarantee of future results. A portfolio's performance assumes the reinvestment of all dividends and distributions. There are no assurances that a portfolio will meet its stated objectives. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. A portfolio's holdings are subject to change because it is actively managed. Portfolio changes should not be considered recommendations for action by individual investors.


                      Definition of the Comparative Index
                      -----------------------------------

Standard & Poor's 500 Index is an unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utility stocks and 20 transportation stocks.

The comparative index assumes reinvestment of dividends and, unlike a portfolio's returns, does not reflect any fees or expenses. If such fees were reflected in the comparative index's returns, the performance would have been lower.

      Please note that one cannot invest directly in an unmanaged index.

UAM FUNDS                                                  C&B EQUITY PORTFOLIO
                                                           FOR TAXABLE INVESTORS

--------------------------------------------------------------------------------

Growth of a $10,000 Investment

--------------------------------------------------------------------------------
                         AVERAGE ANNUAL TOTAL RETURN**
                       FOR PERIOD ENDED OCTOBER 31, 1999
-------------------------------------------------------------------------------
                       1 YEAR                      Since
                                                  2/12/97*
-------------------------------------------------------------------------------
                        6.23%                     11.00%
-------------------------------------------------------------------------------

                                 [LINE GRAPH]

                                C&B           S&P
                              ------        ------
               2/12/97        10,000        10,000
                  1997        11,554        11,792
                  1998        12,496        14,386
                  1999        13,275        18,079


**   Beginning of operations. Index comparisons begin on 1/31/97.
** If the adviser and/or portfolio service providers had not limited certain expenses, the portfolio's total return would have been lower.

The investment results represent past performance and should not be construed as a guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The comparative index assumes reinvestment of dividends and, unlike a portfolio's returns, does not reflect any fees or expenses. If such fees were reflected in the comparative index's returns, the performance would have been lower.

                See definition of comparative index on page 2.

UAM FUNDS                                                  C&B EQUITY PORTFOLIO
                                                           FOR TAXABLE INVESTORS
                                                           OCTOBER 31, 1999
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
COMMON STOCKS - 97.3%
-------------------------------------------------------------------------------


                                                          Shares          Value
                                                        ----------      ---------
AUTOMOTIVE -- 2.4%
   Dana ......................................            2,900         $ 85,731
                                                                        --------
BEAUTY PRODUCTS -- 2.0%
   Avon Products .............................            2,300           74,175
                                                                        --------
CAPITAL EQUIPMENT -- 10.4%
   Dover .....................................            4,000          170,250
   Snap-On ...................................            2,000           60,750
   W.W. Grainger .............................            3,500          148,312
                                                                        --------
                                                                         379,312
                                                                        --------
CONSTRUCTION -- 3.1%
   Sherwin-Williams ..........................            5,000          111,875
                                                                        --------
CONSUMER DURABLES -- 7.6%
   Corning ...................................            3,000          235,875
   Newell Rubbermaid .........................            1,182           40,927
                                                                        --------
                                                                         276,802
                                                                        --------
CONSUMER NON- DURABLES -- 6.4%
 Hasbro ......................................            3,000           61,875
   NIKE ......................................            3,000          169,313
                                                                        --------
                                                                         231,188
                                                                        --------
DEFENSE AND AEROSPACE -- 1.0%
   Raytheon Company, Cl B ....................            1,200           34,950
                                                                        --------
ELECTRONICS -- 2.1%
   Motorola ..................................              800           77,950
                                                                        --------
ENERGY -- 11.1%
   Enron .....................................            3,000          119,813
   Exxon .....................................            1,400          103,687
   Royal Dutch Petroleum (ADR) ...............            3,000          179,813
                                                                        --------
                                                                         403,313
                                                                        --------


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                  C&B EQUITY PORTFOLIO
                                                           FOR TAXABLE INVESTORS
                                                           OCTOBER 31, 1999

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCKS - CONTINUED
--------------------------------------------------------------------------------

                                                         Shares          Value
                                                       ----------      ---------

FINANCIAL SERVICES -- 9.0%
   Marsh & McLennan ............................           2,000       $ 158,125
   MBIA ........................................           1,500          85,594
   State Street ................................           1,100          83,737
                                                                       ---------
                                                                         327,456
                                                                       ---------
FOOD, BEVERAGE & TOBACCO -- 15.4%
   Anheuser-Busch ..............................           2,000         143,625
   Ralston Purina Group ........................           2,500          78,594
   UST .........................................           5,400         149,512
   Wendy's International .......................           3,500          83,563
   Whitman .....................................           8,000         104,000
                                                                       ---------
                                                                         559,294
                                                                       ---------
INSURANCE -- 4.5%
   Unumprovident ...............................           1,700          55,994
   XL Capital, Cl A ............................           2,000         107,375
                                                                       ---------
                                                                         163,369
                                                                       ---------
MEDICAL PRODUCTS -- 2.1%
   Becton, Dickinson & Company .................           3,000          76,125
                                                                       ---------
MULTI-INDUSTRY -- 2.7%
   National Service Industries .................           3,000          96,750
                                                                       ---------
OFFICE EQUIPMENT -- 7.8%
   International Business  Machines ............           1,600         157,400
   Pitney Bowes ................................             900          41,006
   Xerox .......................................           3,000          84,000
                                                                       ---------
                                                                         282,406
                                                                       ---------
PHARMACEUTICALS -- 6.0%
   Bristol-Myers Squibb ........................           1,200          92,175
   Merck & Company .............................           1,600         127,300
                                                                       ---------
                                                                         219,475
                                                                       ---------
SERVICES -- 3.7%
   SYSCO .......................................           3,500         134,531
                                                                       ---------
   TOTAL COMMON STOCKS
      (Cost $3,074,874) ........................                       3,534,702
                                                                       ---------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                  C&B EQUITY PORTFOLIO
                                                           FOR TAXABLE INVESTORS
                                                           OCTOBER 31, 1999

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 3.2%
--------------------------------------------------------------------------------

                                                             FACE
                                                            AMOUNT      VALUE
                                                          ----------  ---------

REPURCHASE AGREEMENT -- 3.2%

Chase Securities, Inc. 5.15%, dated 10/29/99,
  due 11/01/99, to be repurchased at $117,050,
  collateralized by $117,398 of various U.S.
  Treasury Bills and U.S. Treasury Notes, valued
  at $117,003 (Cost $117,000)                              $117,000  $  117,000
                                                                     -----------
   TOTAL INVESTMENTS -- 100.5%
      (Cost $3,191,874) (a)                                           3,651,702
                                                                     -----------
   OTHER ASSETS AND LIABILITIES (NET) -- (0.5%)                         (17,850)
                                                                     -----------
   TOTAL NET ASSETS -- 100.0%                                        $3,633,852
                                                                     ===========

  * Non-Income Producing Security
ADR American Depositary Receipt
 Cl Class
(a) The cost for federal income tax purposes was $3,191,874. At October 31, 1999, net unrealized appreciation for all securities based on tax cost was $459,828. This consisted of aggregate gross unrealized appreciation for all securities of $707,511 and aggregate gross unrealized depreciation for all securities of $247,683.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                  C&B EQUITY PORTFOLIO
                                                           FOR TAXABLE INVESTORS
                                                           OCTOBER 31, 1999
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF ASSETS OF LIABILITIES
--------------------------------------------------------------------------------

Assets
Investments, at Cost ........................................       $,3,191,874
                                                                    ===========
Investments, at Value - Note A ..............................       $ 3,651,702
Cash ........................................................               867
Receivable due from Investment Adviser - Note B .............             7,104
Dividends Receivable ........................................             3,148
Interest Receivable .........................................                50
Other Assets ................................................               401
                                                                    -----------
   Total Assets .............................................         3,663,272
                                                                    -----------
Liabilities
Payable for Administrative Fees - Note C ....................            10,023
Payable for Custodian Fees - Note D .........................               438
Payable for Directors' Fees - Note F ........................               606
Other Liabilities ...........................................            18,353
                                                                    -----------
   Total Liabilities ........................................            29,420
                                                                    -----------
Net Assets ..................................................       $ 3,633,852
                                                                    ===========
Net Assets Consist of:
Paid in Capital .............................................       $ 3,397,110
Undistributed Net Investment Income .........................             2,199
Accumulated Net Realized Loss ...............................          (225,285)
Unrealized Appreciation .....................................           459,828
                                                                    -----------
Net Assets ..................................................       $ 3,633,852
                                                                    ===========
Institutional Class Shares
Shares Issued and Outstanding ($0.001 par value) (Authorized            282,342
25,000,000) Net Asset Value, Offering and Redemption Price
Per Share ...................................................           $ 12.87
                                                                        =======

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                    C&B EQUITY PORTFOLIO
                                             FOR TAXABLE INVESTORS
                                             FOR THE YEAR ENDED OCTOBER 31, 1999

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

Investment Income
Dividends .........................................................   $  63,175
Interest ..........................................................      11,189
                                                                      ---------
   Total Income ...................................................      74,364
                                                                      ---------
Expenses
Administrative Fees -- Note C .....................................      86,270
Investment Advisory Fees -- Note B ................................      23,723
Printing Fees .....................................................      14,666
Audit Fees ........................................................      11,403
Registration and Filing Fees ......................................      11,391
Directors' Fees -- Note F .........................................       2,473
Custodian Fees -- Note D ..........................................       2,278
Other Expenses ....................................................       7,341
Investment Advisory Fees Waived -- Note B .........................     (23,723)
Expenses Assumed by the Investment Adviser -- Note B ..............     (97,766)
                                                                      ---------
   Net Expenses Before Expense Offset .............................      38,056
Expense Offset -- Note A ..........................................         (27)
                                                                      ---------
   Net Expenses After Expense Offset ..............................      38,029
                                                                      ---------
Net Investment Income .............................................      36,335
                                                                      ---------
Net Realized Loss on Investments ..................................     (87,346)
Net Change in Unrealized Appreciation/Depreciation on Investments .     261,738
                                                                      ---------
Net Gain on Investments ...........................................     174,392
                                                                      ---------
Net Increase in Net Assets Resulting from Operations ..............   $ 210,727
                                                                      =========

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                  C&B EQUITY PORTFOLIO
                                                           FOR TAXABLE INVESTORS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                     Year Ended     Year Ended
                                                     October 31,    October 31,
                                                        1999            1998
                                                     -----------    ------------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income .........................   $    36,335    $    32,885
   Net Realized Loss .............................       (87,346)      (131,119)
   Net Change in Unrealized Appreciation .........       261,738        120,747
                                                     -----------    -----------
   Net Increase in Net Assets Resulting
     from Operations .............................       210,727         22,513
                                                     -----------    -----------
Distributions:
   Net Investment Income .........................       (35,275)       (32,989)
                                                     -----------    -----------
Capital Share Transactions: (1)
   Issued ........................................       362,950      3,793,725
   In Lieu of Cash Distributions .................        20,328         24,913
   Redeemed ......................................      (417,203)    (1,309,029)
                                                     -----------    -----------
   Net Increase (Decrease) from Capital Share
     Transactions ................................       (33,925)     2,509,609
                                                     -----------    -----------
         Total Increase ..........................       141,527      2,499,133
Net Assets:
   Beginning of Period ...........................     3,492,325        993,192
                                                     -----------    -----------
   End of Period (including undistributed net
     investment income of
     $2,199 and $1,139, respectively) ............   $ 3,633,852    $ 3,492,325
                                                     ===========    ===========
(1) Shares Issued and Redeemed:
   Shares Issued .................................        27,466        307,354
   In Lieu of Cash Distributions .................         1,562          2,097
   Shares Redeemed ...............................       (32,167)      (110,683)
                                                     -----------    -----------
   Net Increase (Decrease) in Shares Outstanding .        (3,139)       198,768
                                                     ===========    ===========

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                  C&B EQUITY PORTFOLIO
                                                           FOR TAXABLE INVESTORS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                Selected Per Share Data & Ratios
                                  For a Share Outstanding Throughout Each Period



                                                                  February 12,
                                          Year Ended  Year Ended   1997*** to
                                          October 31, October 31,  October 31,
                                             1999         1998         1997
                                          ----------- ----------   -----------

Net Asset Value, Beginning of Period ....  $  12.23    $   11.45    $   10.00
                                           --------    ---------    ---------
Income from Investment Operations:
   Net Investment Income ................      0.12         0.14         0.11
   Net Realized and Unrealized Gain .....      0.64         0.79#        1.44
                                           --------    ---------    ---------
   Total from Investment Operations .....      0.76         0.93         1.55
                                           --------    ---------    ---------
Distributions:
   Net Investment Income ................     (0.12)       (0.15)       (0.10)
                                           --------    ---------    ---------
Net Asset Value, End of Period ..........  $  12.87    $   12.23    $   11.45
                                           --------    ---------    ---------

Total Return+ ...........................      6.23%        8.16%       15.54%**
                                           ========    =========    =========
Ratios and Supplemental Data
Net Assets, End of Period (Thousands) ...  $  3,634    $   3,492    $     993
Ratio of Expenses to Average Net Assets .      1.00%        1.01%        1.00%*
Ratio of Net Investment Income to Average
   Net Assets ...........................      0.96%        1.24%        1.57%*
Portfolio Turnover Rate .................        20%          49%           3%

  * Annualized
 ** Not annualized
*** Commencement of Operations
  + Total Return would have been lower had certain fees not been waived and expenses assumed by the Adviser during the periods indicated.
  # The amount shown for the year ended October 31, 1998 for a share outstanding throughout the year does not agree with the amount of aggregate net losses on investments for the year because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                   C&B EQUITY PORTFOLIO
                                            FOR TAXABLE INVESTORS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
     UAM Funds, Inc., UAM Funds, Inc. II and UAM Funds Trust (collectively the "UAM Funds") are registered under the Investment Company Act of 1940, as amended. The C & B Equity Portfolio for Taxable Investors (the "Portfolio"), a portfolio of UAM Funds, Inc., is a diversified, open-end management investment company. At October 31, 1999, the UAM Funds were comprised of 48 active portfolios. The information presented in the financial statements pertains only to the Portfolio. The objective of the Portfolio is to provide maximum long-term, after tax total return consistent with minimizing risk to principal.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with generally accepted accounting principles. Such policies are consistently followed by the Portfolio in the preparation of its financial statements. Generally accepted accounting principles may require Management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

         1. Security Valuation: Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price from the exchange where the security is primarily traded. If no sales are reported, as in the case of some securities traded over-the-counter, the market value is determined by using the last reported bid price. Short-term investments with maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of other assets and securities for which no quotations are readily available is determined in good faith at fair value following procedures approved by the Board of Directors.

         2. Federal Income Taxes: It is the Portfolio's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

         3. Repurchase Agreements: In connection with transactions involving repurchase agreements, the Portfolio's custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the

UAM FUNDS                                   C&B EQUITY PORTFOLIO
                                            FOR TAXABLE INVESTORS
--------------------------------------------------------------------------------
     agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

         Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the UAM Funds may transfer their daily uninvested cash balances into a joint trading account which invests in one or more repurchase agreement. This joint repurchase agreement is covered by the same collateral requirements as discussed above.

         4. Distributions to Shareholders: The Portfolio will distribute substantially all of its net investment income quarterly. Any realized net capital gains will be distributed annually. All distributions are recorded on ex-dividend date.

         The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments.

         Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated gain (loss) and paid in capital.

         Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights.

         5. Other: Security transactions are accounted for on trade date, the date the trade is executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Expenses that cannot be directly attributed are apportioned among the portfolios of the UAM Funds based on their relative net assets. Custodian fees for the Portfolio are shown gross of expense offsets, if any, for custodian balance credits.

     B. Investment Advisory Services: Under the terms of an investment advisory

UAM FUNDS                                                  C&B EQUITY PORTFOLIO
                                                           FOR TAXABLE INVESTORS
--------------------------------------------------------------------------------
agreement, Cooke & Bieler, Inc. (the "Adviser"), a subsidiary of UAM, provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.625% of average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolio's total annual operating expenses, after the effect of expense offset arrangements, from exceeding 1.00% of average daily net assets.

     C. Administrative Services: UAM Fund Services, Inc. (the "Administrator"), a wholly-owned subsidiary of UAM, provides and oversees administrative, fund accounting, dividend disbursing, shareholder servicing and transfer agent services to the Portfolio under a Fund Administration Agreement (the "Agreement"). The Administrator has entered into separate Service Agreements with Chase Global Funds Services Company ("CGFSC"), a corporate affiliate of The Chase Manhattan Bank, DST Systems, Inc. ("DST"), and UAM Shareholder Service Center ("UAMSSC"), an affiliate of UAM, to assist in providing certain services to the Portfolio.

     Pursuant to the Agreement, the Portfolio pays the Administrator 0.079% per annum of the average daily net assets of the Portfolio, an annual base fee of no more than $87,500 and a fee based on the number of active shareholder accounts.

     For the year ended October 31, 1999, the Administrator was paid $86,270, of which $57,574 was paid to CGFSC for their services, $13,310 to DST for their services, and $8,794 to UAMSSC for their services.

     Effective November 1, 1999, the UAM Funds' Board of Directors approved a change in the Sub-administrator from CGFSC to SEI Investments Mutual Funds Services.

     D. Custodian: The Chase Manhattan Bank is custodian for the Portfolio's assets held in accordance with the custodian agreement.

     E. Distribution Services: UAM Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of UAM, distributes the shares of the Portfolio. The Distributor does not receive any fee or other compensation with respect to the Portfolio.

UAM FUNDS                                                  C&B EQUITY PORTFOLIO
                                                           FOR TAXABLE INVESTORS
--------------------------------------------------------------------------------
     F. Directors' Fees: Each Director, who is not an officer or affiliated person, receives $2,000 per meeting attended plus reimbursement of expenses incurred in attending Board meetings, which is allocated proportionally among the active portfolios of UAM Funds, plus a quarterly retainer of $150 for each active portfolio of the UAM Funds.

     G. Purchases and Sales: For the year ended October 31, 1999, the Portfolio made purchases of $713,880 and sales of $753,841 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

     H. Line of Credit: The Portfolio, along with certain other portfolios of UAM Funds, collectively entered into an agreement which enables them to participate in a $100 million unsecured line of credit with several banks. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to each participating portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.08% per annum, payable at the end of each calendar quarter, is accrued by each participating portfolio based on its average daily unused portion of the line of credit. During the year ended October 31, 1999, the Portfolio had no borrowings under the agreement.

     I. Other: At October 31, 1999, 36% of total shares outstanding were held by 2 record shareholders each owning 10% or greater of the aggregate total shares outstanding.

     At October 31, 1999 the Portfolio had available capital loss carryover for Federal income tax purposes of $6,641, $131,119 and $87,525 which will expire on October 31, 2005, 2006 and 2007, respectively.

     The Portfolio retains a redemption fee of 1.00% on redemptions of capital shares held for less than 1 year in the Portfolio. For the year ended October 31, 1999, there were no redemption fees.

UAM FUNDS                                                  C&B EQUITY PORTFOLIO
                                                           FOR TAXABLE INVESTORS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Board of Directors of
UAM Funds, Inc. and Shareholders of
C & B Equity Portfolio for Taxable Investors

     In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the C & B Equity Portfolio for Taxable Investors (the "Portfolio"), a portfolio of the UAM Funds, Inc., at October 31, 1999, and the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.


PRICEWATERHOUSECOOPERS LLP

Boston, Massachusetts
December 17, 1999

--------------------------------------------------------------------------------
Federal Income Tax Information (Unaudited)

For the year ended October 31, 1999 the percentage of dividends paid that qualify for the 70% dividend received deduction for corporate shareholders is 100%.

UAM FUNDS                                            C&B MIDCAP EQUITY PORTFOLIO
                                                     FOR TAXABLE INVESTORS
--------------------------------------------------------------------------------
Officers and Directors

Norton H. Reamer                               William H. Park
Director, President and Chairman               Vice President

John T. Bennett, Jr.                           Michael E. DeFao
Director                                       Secretary

Nancy J. Dunn                                  Gary L. French
Director                                       Treasurer

Philip D. English                              Robert R. Flaherty
Director                                       Assistant Treasurer

William A. Humenuk                             Robert J. Della Croce
Director                                       Assistant Treasurer

James P. Pappas
Director

Peter M. Whitman, Jr.
Director

--------------------------------------------------------------------------------
UAM Funds
P.O. Box 219081
Kansas City, MO 64121
(toll free)
1-877-UAM-LINK (826-5465)
www.uam.com

Investment Adviser
Cook &Bieler, Inc.
1700 Market Street
Philadelphia, PA 19103

Distributor
UAM Fund Distributors, Inc.
211 Congress Street
Boston, MA 02110

                                ------------------------------------
                                This report has been prepared for
                                shareholders and may be distributed
                                to others only if preceded or
                                accompanied by a current prospectus.
                                ------------------------------------